INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
Schedule of income tax and social contribution income expense

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution income (expense)
Current	(899,460)	(1,300,719)	(1,036,262)
Deferred	1,094,263	1,305,927	403,544
Global Minimum taxation - Pillar 2	(22,011)
	172,792	5,208	(632,718)

Schedule of reconciliation of the Company's income tax and social contribution expenses

			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Profit/(Loss) before income tax and social contribution	(1,679,518)	(1,543,349)	1,035,367
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	571,036	524,739	(352,025)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies(1)	1,014,282	188,205	178,978
Effect of differentiated rates and tax-exempt profits in investments	(1,209,761)	(814,713)	(181,409)
Transfer Price Adjustment and Profits Abroad	(70,837)	(67,580)	(91,883)
Income taxes and social contribution on foreign profit	7,172	10,200	131,836
Indebtdness limit	(10,384)
Tax incentives	65,013	102,087	71,756
Interest on equity	87,912	79,282	47,315
Recognition/(reversal) of tax credits	(64,690)	(62,088)	(337,239)
Reversal for deferred income tax and social contribution credit	(188,975)
Other permanent deductions (add-backs)	(27,976)	45,076	(100,047)
Income tax and social contribution in net income for the period	172,792	5,208	(632,718)
Effective tax rate	10%	0%	61%
(1)	These amounts reflect the effect of neutralizing the gain calculated on CSN’s sale of MRS's shares to its subsidiary CSN Mineração. As described in Note 10.a, this transaction generated an accounting gain at the parent company, however, since this transaction was performed under common control, this amount was neutralized through the investee’s unrealized profit.

Schedule of deferred income tax and social contribution

	Consolidated
	12/31/2025	12/31/2024
Deferred
Income tax losses	4,578,638	3,896,856
Social contribution tax losses	1,585,078	1,336,041
Temporary differences	347,208	1,571,100
Tax, social security, labor, civil and environmental provisions	391,345	559,621
Estimated losses on assets	375,880	267,768
Gains/(Losses) on financial assets	296,640	565,250
Actuarial Liabilities (Pension and Health Plan)	141,088	165,418
Provision for consumption and services	22,911	4,933
Cash Flow Hedge and Unrealized Exchange Variations	886,799	2,014,231
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)
Fair Value SWT/CBL Acquisition	(149,490)	(149,489)
Business combination	(1,462,402)	(1,425,853)
Unrealized results – transactions between related parties	783,127
(Losses)/Estimated reversal for deferred income tax and social contribution credits (1)	(188,975)
Others (2)	(525,619)	(206,683)
Total	6,510,924	6,803,997

Total Deferred Assets	7,100,375	7,345,326
Total Deferred Liabilities	(589,451)	(541,329)
Total Deferred	6,510,924	6,803,997
(1)	Reversal of Assets: In 2025, the Company fully reversed the deferred tax assets at the subsidiaries Prada and Mipe. Write-off is based on IAS 12, due to the absence of the expected generation of future taxable profits that will allow these credits to be recovered.
(2)	The item 'Other' comprises the tax effects on temporary differences, mainly comprising PLR provisions and interest capitalized in subsidiaries (notably CSN and CMIN, which represent 28% of the balance). In compliance with the recoverability criteria set forth in CPC 32 (IAS 12), Management chose not to establish deferred assets for the Company’s Prada, ERSA and FTL facilities (which represents 43% of the identified amount), given the absence of convincing evidence of the generation of taxable profit over the short term for these specific operations.

Schedule of estimated recovery of deferred tax assets

Consolidated
2026	1,923,153
2027	(382,208)
2028	200,491
2029	368,890
2029 and beyond	4,990,049
Deferred asset	7,100,375
Deferred liabilities - Parent Company
Net deferred asset	7,100,375
Deferred liabilities - subsidiaries
Net deferred asset	7,100,375

Schedule of changes in deferred tax and social contribution

Consolidated
Balance at January 1, 2023	4,878,768
Recognized in profit and loss	403,544
Recognized in equity	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at January 1, 2024	4,729,632
Recognized in profit and loss	1,305,927
Recognized in equity	769,162
Use of tax credit in installment program	(724)
Balance at December 31, 2024	6,803,997
Recognized in profit and loss	1,094,263
Recognized in equity	(1,387,336)
Balance at December 31, 2025	6,510,924

Schedule of income tax and social contribution recognized in equity
			Consolidated
	12/31/2025	12/31/2024	12/31/2023
Income tax and social contribution
Actuarial gains on defined benefit pension plan	50,702	76,876	83,436
Exchange differences on translating foreign operations	(325,350)	(325,350)	(325,350)
Cash flow hedge	1,590,839	2,906,859	1,030,432
Gain on sale of shares	(1,158,102)	(1,158,102)
	158,089	1,500,283	788,518